DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			1 Months Ended	6 Months Ended
	Jan. 29, 2021 USD ($) $ / shares shares	Nov. 18, 2020 item	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Aug. 18, 2021 USD ($)
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of private placement units				$ 6,140,000
Transaction Costs			$ 11,928,907	11,928,907
Underwriting fees			4,140,000	4,140,000
Deferred underwriting fee payable			7,245,000	7,245,000
Other offering costs			$ 543,907	543,907
Condition for future business combination number of businesses minimum | item		1
Payments for investment of cash in Trust Account				$ 207,000,000
Condition for future business combination use of proceeds percentage			80	80
Obligation to redeem public shares if entity does not complete a business combination (as a percent)				100.00%
Condition for future business combination threshold percentage ownership			50	50
Condition for future business combination threshold net tangible assets			$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent			15	15
Months to complete acquisition			24 months
Redemption period upon closure			10 days	10 days
Maximum allowed dissolution expenses			$ 100,000	$ 100,000
Cash held outside the Trust Account				747,912
Working capital deficit				118,000
Legal accruals				1,300,000
Contingent payment				$ 855,000
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Transaction Costs	$ 11,928,907
Subsequent Event | Sponsor
Subsidiary, Sale of Stock [Line Items]
Maximum amount agreed to provide loans					$ 300,000
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Obligation to redeem public shares if entity does not complete a business combination (as a percent)			100.00%
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of 20,700,000 Units, net of underwriting discounts and offering expenses (in shares) | shares	20,700,000			20,700,000
Purchase price, per unit | $ / shares	$ 10.00		$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 207,000,000
Payments for investment of cash in Trust Account	$ 207,000,000
Initial Public Offering | Public Warrants | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of 20,700,000 Units, net of underwriting discounts and offering expenses (in shares) | shares	20,700,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 207,000,000
Payments for investment of cash in Trust Account	$ 207,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of private placement units			$ 4,410,000	$ 4,410,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of private placement warrants (in shares) | shares			614,000	614,000
Price of warrant | $ / shares			$ 10.00	$ 10.00
Proceeds from sale of private placement units			$ 6,140,000	$ 6,140,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of 20,700,000 Units, net of underwriting discounts and offering expenses (in shares) | shares	2,700,000			2,700,000
Purchase price, per unit | $ / shares	$ 10.00
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of private placement warrants (in shares) | shares				614,000
Price of warrant | $ / shares				$ 10.00
Proceeds from sale of private placement units				$ 6,140,000
Over-allotment option | Public Warrants | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of 20,700,000 Units, net of underwriting discounts and offering expenses (in shares) | shares	2,700,000
Purchase price, per unit | $ / shares	$ 10.00